Income and expenses - Sale by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sales by Geographical Area
Sales	$ 1,643,939	$ 1,650,034	$ 2,597,916
Spain
Sales by Geographical Area
Sales	169,541	169,390	282,387
Germany
Sales by Geographical Area
Sales	282,200	276,333	442,331
Other EU Countries
Sales by Geographical Area
Sales	211,722	199,789	423,002
USA
Sales by Geographical Area
Sales	573,636	670,854	966,161
Rest of World
Sales by Geographical Area
Sales	$ 406,840	$ 333,668	$ 484,035